Ultra Series Fund
550 Science Drive
Madison, WI  53711
480-443-9537
May 1, 2014
Filed Electronically by EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE: Ultra Series Fund (the "Fund")
        Filing Pursuant to Reg. 230.497(j)
        Registration No. 002-87775; File No. 811-4815
Dear Sir or Madam:
This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment dated May 1, 2014 and that the text of the most recent registration statement or amendment has been filed electronically.
Respectfully submitted,
(signature)
W. Richard Mason
Assistant Secretary and Chief Compliance Officer